RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 COP ($)
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	$ 43,000,000	$ (39,000,000)	$ 7,000,000
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	25,000,000	55,000,000	9,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(72,000,000)	19,000,000	(22,000,000)
Reclassification adjustments for amounts recognized in net income	(37,000,000)
Loss on hedge ineffectiveness	7,000,000	2,000,000	0
Notional amount	351,000,000	376,000,000
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(41,000,000)	(34,000,000)	(15,000,000)
Reclassification adjustments for amounts recognized in net income	(18,000,000)	(12,000,000)	(22,000,000)
Notional amount	$ 558,000,000	$ 546,000,000		$ 377	€ 1,572	$ 141	$ 342	€ 1,279	$ 619
Derivative, average fixed interest rates	1.50%	3.00%		1.50%	1.50%	1.50%	3.00%	3.00%	3.00%
Change in value of hedged item used to determine hedge effectiveness	$ (17,000,000)	$ 2,000,000	1,000,000
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	3,437,000,000	3,748,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	789,000,000	962,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Notional amount	6,000,000	30,000,000
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	2,701,000,000	1,355,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 561,000,000	$ 104,000,000